SHARE-BASED PAYMENT - Share Options Fair Value Assumption (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Risk-free interest rate, minimum	4.11%	4.25%	3.79%
Risk-free interest rate, maximum	4.35%	4.43%	4.86%
Expected volatility, minimum	53.40%	52.40%	52.30%
Expected volatility, maximum	55.00%	52.97%	52.70%
Expected life of option (years)	10 years	10 years	10 years
Minimum
SHARE-BASED PAYMENT
Fair value per ordinary share	$ 0.17	$ 0.19	$ 0.25
Maximum
SHARE-BASED PAYMENT
Fair value per ordinary share	$ 1.71	$ 0.28	$ 0.39